Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	Nuveen Investment Trust V
Central Index Key	dei_EntityCentralIndexKey	0001380786
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 12, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 12, 2012
Prospectus Date	rr_ProspectusDate	Jan. 31, 2012
Supplement [Text Block]	nit1380786_SupplementTextBlock
NUVEEN PREFERRED SECURITIES FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED JANUARY 31, 2012

1.	Previously, Nuveen Preferred Securities Fund used the BofA Merrill Lynch Preferred Stock Hybrid Securities Index as its primary benchmark. Going forward, the fund’s performance will be compared to the BofA Merrill Lynch Fixed Rate Preferred Index and a Market Benchmark comprised of a 65% weighting in the BofA Merrill Lynch U.S. Preferred Stock Fixed Rate Index and a 35% weighting in the Barclays Capital USD Capital Securities Index because they more closely reflect the fund’s investment universe. As a result, the table at the end of “Fund Summaries—Nuveen Preferred Securities Fund—Fund Performance” is deleted in its entirety and replaced with the following table:

		Average Annual Total Returns
		for the Periods Ended
		December 31, 2011

			Since Inception
	1 Year	5 Year	(December 19, 2006)
Class A (return before taxes)	(5.42)%	1.75%	1.74%
Class A (return after taxes on distributions)	(7.57)%	(0.52)%	(0.51)%
Class A (return after taxes on distributions and sale of fund shares)	(2.60)%	0.35%	0.36%
Class C (return before taxes)	(1.38)%	2.00%	1.99%
Class R3 (return before taxes)	(0.95)%	2.50%	2.49%
Class I (return before taxes)	(0.42)%	3.02%	3.01%
BofA Merrill Lynch Fixed Rate Preferred Index
(reflects no deduction for fees, expenses or taxes)	4.11%	(1.19)%	(1.14)%
BofA Merrill Lynch Preferred Stock Hybrid Securities Index (reflects no deduction for fees, expenses or taxes)	1.86%	1.02%	1.08%
Market Benchmark Index (reflects no deduction for taxes or certain expenses)	3.03%	0.67%	0.67%
Lipper Flexible Income Classification Average (reflects no deduction for taxes or certain expenses)	1.12%	3.98%	3.98%
NUVEEN NWQ PREFERRED SECURITIES FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED JANUARY 31, 2012

1.	The name of the fund is changed to “Nuveen NWQ Flexible Income Fund”.

2.	The section “Fund Summary—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Under normal market conditions, the fund invests at least 80% of its net assets in income producing securities.

The fund invests at least 65% of its net assets in preferred and debt securities. Debt securities in which the fund invests include corporate debt securities, mortgage-backed securities, taxable municipal securities and U.S. Government and agency debt securities. Preferred securities generally pay fixed or adjustable rate distribution s to investors and have preference over common stock in the payment of distributions and the liquidation of a company’s assets, but are junior to most other forms of the company’s debt, including both senior and subordinated debt. The fund intends to invest at least 25% of its assets in securities of companies principally engaged in financial services. The fund may invest up to 50% of its net assets in below-investment-grade securities, commonly referred to as “high yield” or “junk bonds.”

The fund may invest up to 35% of its net assets in equity securities other than preferred securities, including common stocks, convertible securities, depositary receipts and other types of securities with equity characteristics. The fund may write covered call options on equity securities to generate additional income. In addition, to manage market risk and credit risk in its portfolio, the fund may make short sales of equity securities and may enter into credit default swap agreements. The fund’s short sales may equal up to 10% of the value of the fund’s net assets.

The fund may invest up to 50% of its net assets in dollar-denominated securities issued by non-U.S. companies.

The fund’s sub-adviser employs a rigorous, bottom-up research-focused investment process that seeks to identify undervalued companies with positive risk/reward characteristics. The sub-adviser’s investment process focuses on both equity and fixed-income characteristics of a security, while considering the relative attractiveness of a particular security within a company’s capital structure. The sub-adviser may choose to sell securities or reduce positions if it feels that a company no longer possesses favorable risk/reward characteristics, attractive valuations or catalysts, if it identifies better alternatives within a company’s capital structure, or if a company suspends or is projected to suspend its dividend or interest payments.

3.	The following two risks are added to the section “Fund Summary—Principal Investment Strategies”:

Credit Default Swap Risk—If the fund “buys” protection in a credit default contract and no credit event occurs, the fund may recover nothing if the swap is held through its termination date, and the investment performance of the fund will be worse than if the fund had not entered into the swap. Credit default swaps also involve the risk that a loss may be sustained as a result of the failure of the other party to the contract to make required payments.

Short Sales Risk – Short sales involve the sale of a security the fund has borrowed, with the expectation that the security will underperform the market. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short selling is considered “leverage” and may magnify gains or losses for the fund.

Nuveen Preferred Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1380786_SupplementTextBlock
NUVEEN PREFERRED SECURITIES FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED JANUARY 31, 2012

1.	Previously, Nuveen Preferred Securities Fund used the BofA Merrill Lynch Preferred Stock Hybrid Securities Index as its primary benchmark. Going forward, the fund’s performance will be compared to the BofA Merrill Lynch Fixed Rate Preferred Index and a Market Benchmark comprised of a 65% weighting in the BofA Merrill Lynch U.S. Preferred Stock Fixed Rate Index and a 35% weighting in the Barclays Capital USD Capital Securities Index because they more closely reflect the fund’s investment universe. As a result, the table at the end of “Fund Summaries—Nuveen Preferred Securities Fund—Fund Performance” is deleted in its entirety and replaced with the following table:

		Average Annual Total Returns
		for the Periods Ended
		December 31, 2011

			Since Inception
	1 Year	5 Year	(December 19, 2006)
Class A (return before taxes)	(5.42)%	1.75%	1.74%
Class A (return after taxes on distributions)	(7.57)%	(0.52)%	(0.51)%
Class A (return after taxes on distributions and sale of fund shares)	(2.60)%	0.35%	0.36%
Class C (return before taxes)	(1.38)%	2.00%	1.99%
Class R3 (return before taxes)	(0.95)%	2.50%	2.49%
Class I (return before taxes)	(0.42)%	3.02%	3.01%
BofA Merrill Lynch Fixed Rate Preferred Index
(reflects no deduction for fees, expenses or taxes)	4.11%	(1.19)%	(1.14)%
BofA Merrill Lynch Preferred Stock Hybrid Securities Index (reflects no deduction for fees, expenses or taxes)	1.86%	1.02%	1.08%
Market Benchmark Index (reflects no deduction for taxes or certain expenses)	3.03%	0.67%	0.67%
Lipper Flexible Income Classification Average (reflects no deduction for taxes or certain expenses)	1.12%	3.98%	3.98%

Nuveen NWQ Preferred Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1380786_SupplementTextBlock
NUVEEN NWQ PREFERRED SECURITIES FUND
SUPPLEMENT DATED MARCH 12, 2012
TO THE PROSPECTUS DATED JANUARY 31, 2012

1.	The name of the fund is changed to “Nuveen NWQ Flexible Income Fund”.

2.	The section “Fund Summary—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Under normal market conditions, the fund invests at least 80% of its net assets in income producing securities.

The fund invests at least 65% of its net assets in preferred and debt securities. Debt securities in which the fund invests include corporate debt securities, mortgage-backed securities, taxable municipal securities and U.S. Government and agency debt securities. Preferred securities generally pay fixed or adjustable rate distribution s to investors and have preference over common stock in the payment of distributions and the liquidation of a company’s assets, but are junior to most other forms of the company’s debt, including both senior and subordinated debt. The fund intends to invest at least 25% of its assets in securities of companies principally engaged in financial services. The fund may invest up to 50% of its net assets in below-investment-grade securities, commonly referred to as “high yield” or “junk bonds.”

The fund may invest up to 35% of its net assets in equity securities other than preferred securities, including common stocks, convertible securities, depositary receipts and other types of securities with equity characteristics. The fund may write covered call options on equity securities to generate additional income. In addition, to manage market risk and credit risk in its portfolio, the fund may make short sales of equity securities and may enter into credit default swap agreements. The fund’s short sales may equal up to 10% of the value of the fund’s net assets.

The fund may invest up to 50% of its net assets in dollar-denominated securities issued by non-U.S. companies.

The fund’s sub-adviser employs a rigorous, bottom-up research-focused investment process that seeks to identify undervalued companies with positive risk/reward characteristics. The sub-adviser’s investment process focuses on both equity and fixed-income characteristics of a security, while considering the relative attractiveness of a particular security within a company’s capital structure. The sub-adviser may choose to sell securities or reduce positions if it feels that a company no longer possesses favorable risk/reward characteristics, attractive valuations or catalysts, if it identifies better alternatives within a company’s capital structure, or if a company suspends or is projected to suspend its dividend or interest payments.

3.	The following two risks are added to the section “Fund Summary—Principal Investment Strategies”:

Credit Default Swap Risk—If the fund “buys” protection in a credit default contract and no credit event occurs, the fund may recover nothing if the swap is held through its termination date, and the investment performance of the fund will be worse than if the fund had not entered into the swap. Credit default swaps also involve the risk that a loss may be sustained as a result of the failure of the other party to the contract to make required payments.

Short Sales Risk – Short sales involve the sale of a security the fund has borrowed, with the expectation that the security will underperform the market. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short selling is considered “leverage” and may magnify gains or losses for the fund.